CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Total Revenues	$ 3,219,336	$ 1,244,247	$ 1,351,909
OPERATING EXPENSES
Selling and marketing	3,372,829	2,438,248	1,764,909
General and administrative - professional fees	934,732	1,220,367	1,185,930
General and administrative - compensation and related benefits	1,701,489	460,791	2,691,751
General and administrative - other	178,232	141,167	654,587
Impairment loss	1,677,301	0	123,646
Total Operating Expenses	7,864,583	4,260,573	6,420,823
LOSS FROM OPERATIONS	(4,645,247)	(3,016,326)	(5,068,914)
OTHER INCOME (EXPENSE)
Interest income	700,884	731,961	434,406
Other expense	(442)	(8,278)	(26,042)
Total Other Income, net	700,442	723,683	408,364
LOSS BEFORE INCOME TAXES	(3,944,805)	(2,292,643)	(4,660,550)
INCOME TAXES	42,123	161,339	23,639
NET LOSS	(3,986,928)	(2,453,982)	(4,684,189)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(3)	(5)	(32)
NET LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (3,986,925)	$ (2,453,977)	$ (4,684,157)
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic	$ (2.42)	$ (3.87)	$ (9.03)
Diluted	$ (2.42)	$ (3.87)	$ (9.03)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	1,646,378	633,336	518,655
Diluted	1,646,378	633,336	518,655
COMPREHENSIVE LOSS:
NET LOSS	$ (3,986,928)	$ (2,453,982)	$ (4,684,189)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	766,585	(61,134)	(3,717,478)
COMPREHENSIVE LOSS	(3,220,343)	(2,515,116)	(8,401,667)
LESS: COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	8	(6)	(89)
COMPREHENSIVE LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	(3,220,351)	(2,515,110)	(8,401,578)
Risk management services
Total Revenues		0	27,254
Commissions
Total Revenues	$ 3,219,336	$ 1,244,247	$ 1,324,655